SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
Dec. 31, 2015
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	20.00%
Tool and Parts [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	20.00%
Computer Electronics [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	50.00%